FAIR VALUE	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
FAIR VALUE

NOTE 11. FAIR VALUE

The following table provides the financial liabilities measured on a recurring basis and reported at fair value on the balance sheet as of December 31, 2024 and 2023, and indicates the fair value of the valuation inputs the Company utilized to determine such fair value of warrant liabilities and investment options:

	Level	December 31, 2024	December 31, 2023
Warrant liabilities - January 2021 Warrants	3	$—	$4
Warrant liabilities - February 2021 Warrants	3	—	4
Warrant liabilities - February 2022 Warrants	3	1,100	25,462
Fair value of warrant liability		$1,100	$25,470

	Level	December 31, 2024	December 31, 2023
Wainwright investment options	3	$1,988	$23,608
Fair value of investment option liability		$1,988	$23,608

The warrant liabilities and investment options are all classified as Level 3, for which there is no current market for these securities such as the determination of fair value requires significant judgment or estimation. Changes in fair value measurement categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions and recorded within other income (expense) on the consolidated statements of operations and comprehensive loss

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Subsequent measurement

The following table presents the changes in fair value of the warrant liabilities, derivative liability, and investment options that are classified as Level 3:

Total Warrant Liabilities
Fair value as of December 31, 2022	$185,215
Exercise of warrants	(65,349)
Change in fair value	(94,396)
Fair value as of December 31, 2023	$25,470
Change in fair value	(24,370)
Fair value as of December 31, 2024	$1,100

Total Derivative Liability
Fair value as of December 31, 2022	$727,000
Change in fair value arising from redemption of Akos Series A Preferred Stock - See Note 9	(727,000)
Redemption of Series A Preferred Stock	—
Fair value as of December 31, 2023	$—

There was no activity related to the derivative liability during the year ended December 31, 2024.

Total Investment Options
Fair value as of December 31, 2022	$851,008
Change in fair value	(208,752)
Exercise of investment options	(618,648)
Fair value of investment option liability as of December 31, 2023	$23,608
Change in fair value	(21,620)
Fair value of investment option liability as of December 31, 2024	$1,988

The key inputs into the Black Scholes valuation model for the Level 3 valuations of the warrant liabilities as of December 31, 2024 are below:

	January 2021 Warrants	February 2021 Warrants	February 2022 Warrants
Term (years)	1.0	1.1	2.1
Stock price	$64.56	$64.56	$64.56
Exercise price	$44,550.00	$44,100.00	$4,950.00
Dividend yield	—%	—%	—%
Expected volatility	90.0%	90.0%	106.0%
Risk free interest rate	4.20%	4.20%	4.30%

Number of warrants	203	191	1,878
Value (per share)	$—	$—	$0.036

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The key inputs into the Black Scholes valuation model for the Level 3 valuations of the warrant liabilities as of December 31, 2023 are below:

	January 2021 Warrants	February 2021 Warrants	February 2022 Warrants Unmodified
Term (years)	2.0	2.1	3.1
Stock price	$234.00	$234.00	$234.00
Exercise price	$44,550.00	$44,100.00	$4,950.00
Dividend yield	—%	—%	—%
Expected volatility	89.0%	88.0%	87.0%
Risk free interest rate	4.20%	4.20%	4.00%

Number of warrants	203	191	1,878
Value (per share)	$0.00	$0.00	$14.40

The key inputs into the Black Scholes valuation model for the Level 3 valuations of the investment options as of December 31, 2024 are below:

H.C. Wainwright & Co., LLC Options
Term (years)	2.6
Stock price	$64.56
Exercise price	$1,800.00
Dividend yield	—%
Expected volatility	108.0%
Risk free interest rate	4.30%

Number of investment options	389
Value (per share)	$0.36

The key inputs into the Black Scholes valuation model for the Level 3 valuations of the investment options as of December 31, 2023 are below:

H.C. Wainwright & Co., LLC Options
Term (years)	3.6
Stock price	$234.00
Exercise price	$1,800.00
Dividend yield	—%
Expected volatility	94.0%
Risk free interest rate	4.0%

Number of investment options	389
Value (per share)	$61.20

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS